Cost Reduction Programs	12 Months Ended
Dec. 31, 2015
Cost Reduction Programs
 COST REDUCTION PROGRAMS

The disclosures in this note apply to all Registrants unless indicated otherwise.

2014 Disposition Plant Severance

Management retired several generation plants or units of plants during 2015. These plant closures resulted in involuntary severances. The severance program provides two weeks of base pay for every year of service along with other severance benefits.

The Registrants’ disposition plant severance activity for the twelve months ended December 31, 2015 is described in the following table:

		Expense					Remaining
	Balance as of	Allocation from	Incurred by				Balance as of
Company	December 31, 2014	AEPSC	Registrants	Settled		Adjustments	December 31, 2015
(in millions)
AEP	$29.2	$—	$2.7	$22.6		$—	$9.3
APCo	9.3	—	0.9	7.0	(a)	(0.1)	3.1
I&M	8.0	—	0.3	5.4		—	2.9
PSO	0.1	—	0.3	0.2		—	0.2
SWEPCo	0.1	—	—	0.1		—	—

(a) Includes amounts received from affiliates for expenses related to jointly-owned plant.

The Registrants recorded charges to Other Operation expense in 2014 primarily related to employees at the disposition plants.  The total amounts incurred in 2014 by the Registrants were as follows:

Company	Total Cost Incurred
(in millions)
AEP	$29.2
APCo	7.1
I&M	8.2
OPCo	0.1
PSO	0.3
SWEPCo	0.3

These expenses, net of adjustments, relate primarily to severance benefits and are included primarily in Other Operation expense on the statements of income.  Of AEP’s cumulative expense, approximately 33% was within the Generation & Marketing segment and 67% was within the Vertically Integrated Utilities segment.  The remaining liability is included in Other Current Liabilities on the balance sheets.  The Registrants incurred additional charges during the second quarter of 2015 as severance plans were finalized after the plants were retired.  Management does not expect additional severance costs to be incurred related to this initiative.

2012 Sustainable Cost Reductions

In April 2012, management initiated a process to identify strategic repositioning opportunities and efficiencies that resulted in sustainable cost savings. Management selected a consulting firm to facilitate an organizational and process evaluation and a second firm to evaluate current employee benefit programs. The process resulted in involuntary severances and was completed by the end of the first quarter of 2013. The severance program provides two weeks of base pay for every year of service along with other severance benefits.

The Registrants recorded charges to Other Operation expense for the year ended December 31, 2013 primarily related to severance benefits as a result of the sustainable cost reductions initiative. The amounts incurred by Registrants were as follows:

Company	Total Cost Incurred
(in millions)
AEP	$7.7
APCo	0.3
I&M	0.4
OPCo	5.8
PSO	(0.1)
SWEPCo	1.0

Appalachian Power Co [Member]
Cost Reduction Programs
COST REDUCTION PROGRAMS

The disclosures in this note apply to all Registrants unless indicated otherwise.

2014 Disposition Plant Severance

Management retired several generation plants or units of plants during 2015. These plant closures resulted in involuntary severances. The severance program provides two weeks of base pay for every year of service along with other severance benefits.

The Registrants’ disposition plant severance activity for the twelve months ended December 31, 2015 is described in the following table:

		Expense					Remaining
	Balance as of	Allocation from	Incurred by				Balance as of
Company	December 31, 2014	AEPSC	Registrants	Settled		Adjustments	December 31, 2015
(in millions)
AEP	$29.2	$—	$2.7	$22.6		$—	$9.3
APCo	9.3	—	0.9	7.0	(a)	(0.1)	3.1
I&M	8.0	—	0.3	5.4		—	2.9
PSO	0.1	—	0.3	0.2		—	0.2
SWEPCo	0.1	—	—	0.1		—	—

(a) Includes amounts received from affiliates for expenses related to jointly-owned plant.

The Registrants recorded charges to Other Operation expense in 2014 primarily related to employees at the disposition plants.  The total amounts incurred in 2014 by the Registrants were as follows:

Company	Total Cost Incurred
(in millions)
AEP	$29.2
APCo	7.1
I&M	8.2
OPCo	0.1
PSO	0.3
SWEPCo	0.3

These expenses, net of adjustments, relate primarily to severance benefits and are included primarily in Other Operation expense on the statements of income.  Of AEP’s cumulative expense, approximately 33% was within the Generation & Marketing segment and 67% was within the Vertically Integrated Utilities segment.  The remaining liability is included in Other Current Liabilities on the balance sheets.  The Registrants incurred additional charges during the second quarter of 2015 as severance plans were finalized after the plants were retired.  Management does not expect additional severance costs to be incurred related to this initiative.

2012 Sustainable Cost Reductions

In April 2012, management initiated a process to identify strategic repositioning opportunities and efficiencies that resulted in sustainable cost savings. Management selected a consulting firm to facilitate an organizational and process evaluation and a second firm to evaluate current employee benefit programs. The process resulted in involuntary severances and was completed by the end of the first quarter of 2013. The severance program provides two weeks of base pay for every year of service along with other severance benefits.

The Registrants recorded charges to Other Operation expense for the year ended December 31, 2013 primarily related to severance benefits as a result of the sustainable cost reductions initiative. The amounts incurred by Registrants were as follows:

Company	Total Cost Incurred
(in millions)
AEP	$7.7
APCo	0.3
I&M	0.4
OPCo	5.8
PSO	(0.1)
SWEPCo	1.0

Indiana Michigan Power Co [Member]
Cost Reduction Programs
COST REDUCTION PROGRAMS

The disclosures in this note apply to all Registrants unless indicated otherwise.

2014 Disposition Plant Severance

Management retired several generation plants or units of plants during 2015. These plant closures resulted in involuntary severances. The severance program provides two weeks of base pay for every year of service along with other severance benefits.

The Registrants’ disposition plant severance activity for the twelve months ended December 31, 2015 is described in the following table:

		Expense					Remaining
	Balance as of	Allocation from	Incurred by				Balance as of
Company	December 31, 2014	AEPSC	Registrants	Settled		Adjustments	December 31, 2015
(in millions)
AEP	$29.2	$—	$2.7	$22.6		$—	$9.3
APCo	9.3	—	0.9	7.0	(a)	(0.1)	3.1
I&M	8.0	—	0.3	5.4		—	2.9
PSO	0.1	—	0.3	0.2		—	0.2
SWEPCo	0.1	—	—	0.1		—	—

(a) Includes amounts received from affiliates for expenses related to jointly-owned plant.

The Registrants recorded charges to Other Operation expense in 2014 primarily related to employees at the disposition plants.  The total amounts incurred in 2014 by the Registrants were as follows:

Company	Total Cost Incurred
(in millions)
AEP	$29.2
APCo	7.1
I&M	8.2
OPCo	0.1
PSO	0.3
SWEPCo	0.3

These expenses, net of adjustments, relate primarily to severance benefits and are included primarily in Other Operation expense on the statements of income.  Of AEP’s cumulative expense, approximately 33% was within the Generation & Marketing segment and 67% was within the Vertically Integrated Utilities segment.  The remaining liability is included in Other Current Liabilities on the balance sheets.  The Registrants incurred additional charges during the second quarter of 2015 as severance plans were finalized after the plants were retired.  Management does not expect additional severance costs to be incurred related to this initiative.

2012 Sustainable Cost Reductions

In April 2012, management initiated a process to identify strategic repositioning opportunities and efficiencies that resulted in sustainable cost savings. Management selected a consulting firm to facilitate an organizational and process evaluation and a second firm to evaluate current employee benefit programs. The process resulted in involuntary severances and was completed by the end of the first quarter of 2013. The severance program provides two weeks of base pay for every year of service along with other severance benefits.

The Registrants recorded charges to Other Operation expense for the year ended December 31, 2013 primarily related to severance benefits as a result of the sustainable cost reductions initiative. The amounts incurred by Registrants were as follows:

Company	Total Cost Incurred
(in millions)
AEP	$7.7
APCo	0.3
I&M	0.4
OPCo	5.8
PSO	(0.1)
SWEPCo	1.0

Ohio Power Co [Member]
Cost Reduction Programs
COST REDUCTION PROGRAMS

The disclosures in this note apply to all Registrants unless indicated otherwise.

2014 Disposition Plant Severance

Management retired several generation plants or units of plants during 2015. These plant closures resulted in involuntary severances. The severance program provides two weeks of base pay for every year of service along with other severance benefits.

The Registrants’ disposition plant severance activity for the twelve months ended December 31, 2015 is described in the following table:

		Expense					Remaining
	Balance as of	Allocation from	Incurred by				Balance as of
Company	December 31, 2014	AEPSC	Registrants	Settled		Adjustments	December 31, 2015
(in millions)
AEP	$29.2	$—	$2.7	$22.6		$—	$9.3
APCo	9.3	—	0.9	7.0	(a)	(0.1)	3.1
I&M	8.0	—	0.3	5.4		—	2.9
PSO	0.1	—	0.3	0.2		—	0.2
SWEPCo	0.1	—	—	0.1		—	—

(a) Includes amounts received from affiliates for expenses related to jointly-owned plant.

The Registrants recorded charges to Other Operation expense in 2014 primarily related to employees at the disposition plants.  The total amounts incurred in 2014 by the Registrants were as follows:

Company	Total Cost Incurred
(in millions)
AEP	$29.2
APCo	7.1
I&M	8.2
OPCo	0.1
PSO	0.3
SWEPCo	0.3

These expenses, net of adjustments, relate primarily to severance benefits and are included primarily in Other Operation expense on the statements of income.  Of AEP’s cumulative expense, approximately 33% was within the Generation & Marketing segment and 67% was within the Vertically Integrated Utilities segment.  The remaining liability is included in Other Current Liabilities on the balance sheets.  The Registrants incurred additional charges during the second quarter of 2015 as severance plans were finalized after the plants were retired.  Management does not expect additional severance costs to be incurred related to this initiative.

2012 Sustainable Cost Reductions

In April 2012, management initiated a process to identify strategic repositioning opportunities and efficiencies that resulted in sustainable cost savings. Management selected a consulting firm to facilitate an organizational and process evaluation and a second firm to evaluate current employee benefit programs. The process resulted in involuntary severances and was completed by the end of the first quarter of 2013. The severance program provides two weeks of base pay for every year of service along with other severance benefits.

The Registrants recorded charges to Other Operation expense for the year ended December 31, 2013 primarily related to severance benefits as a result of the sustainable cost reductions initiative. The amounts incurred by Registrants were as follows:

Company	Total Cost Incurred
(in millions)
AEP	$7.7
APCo	0.3
I&M	0.4
OPCo	5.8
PSO	(0.1)
SWEPCo	1.0

Public Service Co Of Oklahoma [Member]
Cost Reduction Programs
COST REDUCTION PROGRAMS

The disclosures in this note apply to all Registrants unless indicated otherwise.

2014 Disposition Plant Severance

Management retired several generation plants or units of plants during 2015. These plant closures resulted in involuntary severances. The severance program provides two weeks of base pay for every year of service along with other severance benefits.

The Registrants’ disposition plant severance activity for the twelve months ended December 31, 2015 is described in the following table:

		Expense					Remaining
	Balance as of	Allocation from	Incurred by				Balance as of
Company	December 31, 2014	AEPSC	Registrants	Settled		Adjustments	December 31, 2015
(in millions)
AEP	$29.2	$—	$2.7	$22.6		$—	$9.3
APCo	9.3	—	0.9	7.0	(a)	(0.1)	3.1
I&M	8.0	—	0.3	5.4		—	2.9
PSO	0.1	—	0.3	0.2		—	0.2
SWEPCo	0.1	—	—	0.1		—	—

(a) Includes amounts received from affiliates for expenses related to jointly-owned plant.

The Registrants recorded charges to Other Operation expense in 2014 primarily related to employees at the disposition plants.  The total amounts incurred in 2014 by the Registrants were as follows:

Company	Total Cost Incurred
(in millions)
AEP	$29.2
APCo	7.1
I&M	8.2
OPCo	0.1
PSO	0.3
SWEPCo	0.3

These expenses, net of adjustments, relate primarily to severance benefits and are included primarily in Other Operation expense on the statements of income.  Of AEP’s cumulative expense, approximately 33% was within the Generation & Marketing segment and 67% was within the Vertically Integrated Utilities segment.  The remaining liability is included in Other Current Liabilities on the balance sheets.  The Registrants incurred additional charges during the second quarter of 2015 as severance plans were finalized after the plants were retired.  Management does not expect additional severance costs to be incurred related to this initiative.

2012 Sustainable Cost Reductions

In April 2012, management initiated a process to identify strategic repositioning opportunities and efficiencies that resulted in sustainable cost savings. Management selected a consulting firm to facilitate an organizational and process evaluation and a second firm to evaluate current employee benefit programs. The process resulted in involuntary severances and was completed by the end of the first quarter of 2013. The severance program provides two weeks of base pay for every year of service along with other severance benefits.

The Registrants recorded charges to Other Operation expense for the year ended December 31, 2013 primarily related to severance benefits as a result of the sustainable cost reductions initiative. The amounts incurred by Registrants were as follows:

Company	Total Cost Incurred
(in millions)
AEP	$7.7
APCo	0.3
I&M	0.4
OPCo	5.8
PSO	(0.1)
SWEPCo	1.0

Southwestern Electric Power Co [Member]
Cost Reduction Programs
COST REDUCTION PROGRAMS

The disclosures in this note apply to all Registrants unless indicated otherwise.

2014 Disposition Plant Severance

Management retired several generation plants or units of plants during 2015. These plant closures resulted in involuntary severances. The severance program provides two weeks of base pay for every year of service along with other severance benefits.

The Registrants’ disposition plant severance activity for the twelve months ended December 31, 2015 is described in the following table:

		Expense					Remaining
	Balance as of	Allocation from	Incurred by				Balance as of
Company	December 31, 2014	AEPSC	Registrants	Settled		Adjustments	December 31, 2015
(in millions)
AEP	$29.2	$—	$2.7	$22.6		$—	$9.3
APCo	9.3	—	0.9	7.0	(a)	(0.1)	3.1
I&M	8.0	—	0.3	5.4		—	2.9
PSO	0.1	—	0.3	0.2		—	0.2
SWEPCo	0.1	—	—	0.1		—	—

(a) Includes amounts received from affiliates for expenses related to jointly-owned plant.

The Registrants recorded charges to Other Operation expense in 2014 primarily related to employees at the disposition plants.  The total amounts incurred in 2014 by the Registrants were as follows:

Company	Total Cost Incurred
(in millions)
AEP	$29.2
APCo	7.1
I&M	8.2
OPCo	0.1
PSO	0.3
SWEPCo	0.3

These expenses, net of adjustments, relate primarily to severance benefits and are included primarily in Other Operation expense on the statements of income.  Of AEP’s cumulative expense, approximately 33% was within the Generation & Marketing segment and 67% was within the Vertically Integrated Utilities segment.  The remaining liability is included in Other Current Liabilities on the balance sheets.  The Registrants incurred additional charges during the second quarter of 2015 as severance plans were finalized after the plants were retired.  Management does not expect additional severance costs to be incurred related to this initiative.

2012 Sustainable Cost Reductions

In April 2012, management initiated a process to identify strategic repositioning opportunities and efficiencies that resulted in sustainable cost savings. Management selected a consulting firm to facilitate an organizational and process evaluation and a second firm to evaluate current employee benefit programs. The process resulted in involuntary severances and was completed by the end of the first quarter of 2013. The severance program provides two weeks of base pay for every year of service along with other severance benefits.

The Registrants recorded charges to Other Operation expense for the year ended December 31, 2013 primarily related to severance benefits as a result of the sustainable cost reductions initiative. The amounts incurred by Registrants were as follows:

Company	Total Cost Incurred
(in millions)
AEP	$7.7
APCo	0.3
I&M	0.4
OPCo	5.8
PSO	(0.1)
SWEPCo	1.0